Share based awards - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (USD per share)	$ 0	$ 64.42
Assumptions:
Expected volatility	0.00%	35.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.00%	4.00%
Expected life		4 years 4 months 24 days